Loans from Third Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Oct. 21, 2021	Aug. 02, 2021	Aug. 01, 2021	Jul. 29, 2021	Jul. 04, 2021	May 09, 2021	Feb. 08, 2021
Loans from Third Parties (Details) [Line Items]
Repayment of loan	$ 627,600
Sanya Guohong Municipal Projects Construction Co., Ltd. [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan							$ 766,500
Changshu Tongjiang Engineering Co [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan					$ 219,660
Zhang Miao [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan								$ 156,900
Pen Jing [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan				$ 156,900
Annual interest				1.00%
Chen Guo [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan		$ 66,399
Annual interest		1.00%
Chai Guirong [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan			$ 313,800
Annual interest			1.00%
Hainan Boxinda Science Technology Partnership [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan						$ 52,718